Condensed Consolidated Interim Statements of Operations and Comprehensive Loss (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Income Statement [Abstract]
Revenue	$ 2,591	$ 1,617	$ 7,593	$ 21,438
Cost of revenue	2,496	1,145	6,849	18,589
Gross profit	95	472	744	2,849
Operating expenses:
Research and development	1,041	2,319	3,475	5,186
General and administrative	3,954	4,130	10,962	10,908
Sales and marketing	318	305	749	1,038
Foreign exchange loss (gain)	(240)	1,282	2,460	(4,145)
Depreciation and amortization	114	146	269	360
Operating expenses	5,187	8,182	17,915	13,347
Loss from operations	(5,092)	(7,710)	(17,171)	(10,498)
Loss from investments accounted for by the equity method (note 8)	(166)	(3,197)	(2,830)	(10,767)
Change in fair value of warrant liabilities (note 12)	2,162	0	666	0
Financing transaction costs	0	0	(1,085)	0
Interest on long-term debt	(30)	(142)	(188)	(500)
Interest and other income, net of bank charges	156	653	892	1,155
Loss before income taxes	(2,970)	(10,396)	(19,716)	(20,610)
Income tax expense	20	14	356	148
Net loss from continuing operations	(2,990)	(10,410)	(20,072)	(20,758)
Net loss from discontinued operations (note 5)	0	(3,316)	0	(29,763)
Net loss for the period	(2,990)	(13,726)	(20,072)	(50,521)
Other comprehensive income (loss):
Cumulative translation adjustment	(463)	(4,456)	2,274	6,106
Reclassification of accumulated foreign currency translation on disposal of operations	0	(10,070)	0	(10,070)
Ownership share of equity method investments' other comprehensive loss	(601)	(399)	(3,120)	(2,692)
Other comprehensive income (loss)	(1,064)	(14,925)	(846)	(6,656)
Comprehensive loss	$ (4,054)	$ (28,651)	$ (20,918)	$ (57,177)
Net loss per share:
From continuing operations - basic (in dollars per share)	$ (0.13)	$ (0.60)	$ (1.05)	$ (1.20)
From continuing operations - diluted (in dollars per share)	(0.13)	(0.60)	(1.05)	(1.20)
From discontinued operations - basic (in dollars per share)	0	(0.19)	0	(1.72)
From discontinued operations - diluted (in dollars per share)	0	(0.19)	0	(1.72)
Net loss per share - basic (in dollars per share)	(0.13)	(0.79)	(1.05)	(2.91)
Net loss per share - diluted (in dollars per share)	$ (0.13)	$ (0.79)	$ (1.05)	$ (2.91)
Weighted average common shares outstanding:
Basic (in shares)	22,250,103	17,351,005	19,173,516	17,337,428
Diluted (in shares)	22,250,103	17,351,005	19,173,516	17,337,428